INITIAL PUBLIC OFFERING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Golden Star Acquisition Corporation [Member]
Scheduled Of Common Stock Subject To Possible Redemption

Gross proceeds from Public Shares	$69,000,000
Less:
Proceeds allocated to public rights	(13,059,498)
Allocation of offering costs related to ordinary shares	(3,042,588)
Redemption of public shares	(47,346,935)
Plus:
Accretion of carrying value to redemption value	17,720,290
Subsequent measurement of ordinary shares subject to possible redemption (interest and dividends earned on trust account)	4,552,623
Ordinary shares subject to possible redemption (plus any interest and dividends earned on the Trust Account)	$27,823,892

Gross proceeds from Public Shares	$69,000,000
Less:
Proceeds allocated to public rights	(13,059,498)
Allocation of offering costs related to ordinary shares	(3,042,588)
Plus:
Accretion of carrying value to redemption value	16,792,086
Subsequent measurement of ordinary shares subject to possible redemption (interest and dividends earned on Trust Account)	2,357,323
Ordinary shares subject to possible redemption (plus any interest and dividends earned on the Trust Account)	$72,047,323